                    U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold

                             Pursuant to Rule 24F-2

1.   Name and address of issuer:

Mutual Fund Series Trust (formerly “Catalyst Funds”)

630 Fitzwatertown Road

Building A, Second Floor

Willow Grove, PA  19090

2.   The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):

     Catalyst Value Fund, Series # S000012457

      Class A, Class # C000033860

      Class C, Class # C000033861

      Class I, Class # C000075434

     Listed Private Equity Plus Fund, Series # S000018977

      Class A, Class # C000052539

      Class C, Class # C000052540

     America First Quantitative Strategies Fund, Series # S000019089

      Class A, Class # C000052786

      Class C, Class # C000052787

     America First Absolute Return Fund, Series # S000028009

      Class A, Class # C000085206

      Class U, Class # C000085207

Class I, Class # C000090302

     Catalyst/Groesbeck Growth of Income Fund, Series # S000027215

      Class A, Class # C000082156

      Class C, Class # C000082157

Class I, Class # C000092592

     Catalyst/SMH High Income Fund, Series # S000022377

      Class A, Class # C000064375

      Class C, Class # C000064376

     Catalyst/SMH Total Return Income Fund, Series # S000022378

      Class A, Class # C000064377

      Class C, Class # C000064378

     Eventide Gilead Fund, Series # S000022598

      Retail Class, Class # C000065340

      Class A, Class # C000080457

      Class C, Class # C000080458

      Institutional Class, Class # C000080459

     Day Hagan Tactical Allocation Fund of ETFs, Series # S000026891

      Class A, Class # C000080932

      Class C, Class # C000080933

     SMH Representation Trust, Series # S000027982

      Class # C000085054

America First Income Trends Fund, Series # S000029398

      Class A, Class # C000090299

      Class U, Class # C000090300

Class I, Class # C000090301

Catalyst Strategic Value Fund, Series # S000029495

      Class A, Class # C000090506

      Class C, Class # C000090507

America First Defensive Growth Fund, Series # S000032501

      Class A, Class # C000100258

      Class U, Class # C000100259

Class I, Class # C000100260

3.   Investment Company Act File Number:  811-21872

                                          --------------

     Securities Act File Number:  333-132541

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4a.  Last day of fiscal year for which this Form is filed: 6/30/2011

                                                           -----------

4b.  Check if this Form is being  filed late (i.e.  more than 90  calendar  days after the end of the issuer's fiscal year).  [   ]

4c.  Check if this is the last time the issuer will be filing this Form. [   ]

5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during the

          fiscal year pursuant to section 24(f):                $   539,287,557

                                                                ---------------

    (ii)  Aggregate price of securities

          redeemed or repurchased during

          the fiscal year                       $   228,409,344

                                                ---------------

   (iii)  Aggregate price of securities

          redeemed or repurchased during

          any prior fiscal year ending no

          earlier than October 11, 1995

          that were not previously used

          to reduce registration fees

          payable to the Commission:            $

                                                ----------------

    (iv)  Total available redemption credits

          (add items 5(ii) and 5(iii)):                        -$

  228,409,344

                                                                ---------------

     (v)  Net sales - if Item 5(i) is greater than Item(iv)

          (subtract Item 5(iv) from Item 5(i))                  $   310,878,213

                                                                ---------------

    (vi)  Redemption credits available

          for use in future years. If

          Item 5(i) is less than Item

          5(iv) Subtract item 5(iv)

          from Item 5(i)                        $

0

                                                ---------------

   (vii)  Multiplier for determining registration fee (See

          Instruction C.9):

 .0001161

                                                             ---------------

(viii)  Registration  fee due  (multiply  Item 5(v) by Item

          5(iv) from Item 5(vii) enter "0" if no fee is due):   $

    36,092.96

                                                                ---------------

6.   Prepaid Shares

     If the  response  to item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24c-2 as in effect  before  [effective  date of  recission  of rule 24e-2],  then  report the amount of  securities  (number of shares or other units) deducted here:

                          -----------

If there is a number of shares or other units that were registered pursuant to rule  24c-2  remaining  unsold at the end of the fiscal  year for which this form is filed  that are  available  for use by the  issuer  in future fiscal years, then state that number here:

                                                    ------------

7.   Interest  due - if this Form is being filed more than

     90 days after the end of the issuer's fiscal year:

$          0

                                                                ---------------

8.   Total of the amount of the registration fee due plus

     any interest due [line 5(viii) plus line 7]:

$   36,092.96

                                                                ---------------

9.   Date the registration fee and any interest payment was

     sent to the Commission's lockbox depository:

     CIK Number designated to receive payment:  0001355064

                                               ----------------

     Method of Delivery:

          [ X ]  Wire Transfer

          [   ]  Mail or other means

SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By     /S/ Christoper Anci

       ------------------------------

       Signature

 Christopher Anci

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       Name

       President Mutual Fund Series Trust (formerly “Catalyst Funds”)

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       Title

Date   09/23/2011

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* Please print the name and title of the signing officer below the signature.